Amendments and new standards issued but not yet effective	12 Months Ended
Dec. 31, 2025
Amendments and new standards issued but not yet effective
Amendments and new standards issued but not yet effective

36Amendments and new standards issued but not yet effective

The Group has not applied the following new and amended IFRS Accounting Standards, that have been issued but are not yet effective, in these financial statements. The Group intends to apply these new and amended IFRS Accounting Standards, if applicable, when they become effective.

IFRS 18	Presentation and Disclosure in Financial Statements[2]
IFRS 19 and its amendments	Subsidiaries without Public Accountability: Disclosures[2]
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments[1]
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity[1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
Amendments to IAS 21	Translation to a Hyperinflationary Presentation Currency[2]
Annual Improvements to IFRS Accounting Standards – Volume 11	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7[1]

1	Effective for annual periods beginning on or after January 1, 2026
2	Effective for annual/reporting periods beginning on or after January 1, 2027
3	No mandatory effective date yet determined but available for adoption

The Group is in the process of making an assessment of the impact of these new and amended standards upon initial application. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Entities are required to classify all income and expenses within the statement of profit or loss into one of the five categories: operating, investing, financing, income taxes and discontinued operations and to present two new defined subtotals. It also requires disclosure of management-defined performance measures in a note and introduces new requirements for aggregation and disaggregation of financial information. The new requirements are expected to impact the Group’s presentation of the statement of profit or loss and disclosures of the Group’s financial performance. So far, the Group considers that the new and revised standards are unlikely to have a significant impact on the Group’s results of operations and financial position.